Condensed Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues
Royalty income (note 5)	$ 8		$ 21
Product sales (note 5)	129		129
Sales commission and other	39	79	45	169
Licensing revenue (note 5)	18	89	36	24,657
Total revenues	194	168	231	24,826
Cost of goods sold	101	197	101	197
Gross income (loss)	93	(29)	130	24,629
Research and development costs	571	974	1,099	1,807
General and administrative expenses	1,923	2,004	3,560	4,790
Selling expenses	495	497	799	2,138
Restructuring costs (note 8)	773		773
Impairment of right of use asset (note 4)	64		401
Write-off of other current assets			169
Total operating expenses	3,826	3,475	6,801	8,735
(Loss) income from operations	(3,733)	(3,504)	(6,671)	15,894
(Loss) gain due to changes in foreign currency exchange rates	(6)	677	58	725
Change in fair value of warrant liability (note 9)	3,926	(134)	1,865	1,694
Other finance income	19	126	43	144
Net finance income	3,939	669	1,966	2,563
Income (loss) before income taxes	206	(2,835)	(4,705)	18,457
Income tax recovery (expense)		233		(6,635)
Net income (loss)	206	(2,602)	(4,705)	11,822
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	(110)	(28)	(26)	(250)
Items that will not be reclassified to profit or loss:
Actuarial loss (gain) on defined benefit plans	(756)	205	(1,491)	205
Comprehensive (loss) income	$ (660)	$ (2,425)	$ (6,222)	$ 11,777
Net (loss) income per share [basic]	$ 0.01	$ (0.16)	$ (0.28)	$ 0.72
Net (loss) income per share [diluted]	$ 0.01	$ (0.16)	$ (0.28)	$ 0.70
Weighted average number of shares outstanding (note 17):
Basic	16,622,415	16,440,760	16,532,090	16,440,760
Diluted	17,260,016	16,440,760	16,532,090	16,489,364